CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Cash flows from operating activities:
Net income	$ 529,160	$ 500,712	$ 299,981
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	341,637	372,108	225,287
Share-based compensation	33,202	27,959	22,678
Provision for doubtful accounts	49,281	34,911	7,246
Deferred income taxes	(48,992)	(18,189)	(47,072)
Contingent consideration	0	(19,034)	0
Unrealized foreign exchange (gains) losses	6,406	1,521	8,867
Convertible debt conversion option fair value and extinguishment (gains) losses	0	1,559	(9,996)
Other	12,158	9,719	(2,310)
Changes in operating assets and liabilities, net of acquisition of businesses:
Accounts receivable, net	12,691	(326,681)	(451,188)
Receivables from vendors, net	79,842	(26,389)	(63,831)
Inventories	(128,786)	(153,134)	(366,392)
Accounts payable	685,014	98,392	381,970
Other operating assets and liabilities	262,753	46,465	95,466
Net cash provided by operating activities	1,834,366	549,919	100,706
Cash flows from investing activities:
Proceeds from maturity of held-to-maturity investments	0	0	5,680
Proceeds from sale of trading investments	0	0	12,893
Purchases of property and equipment	(197,965)	(137,423)	(125,305)
Acquisition of businesses (primarily Convergys), net of cash acquired	(5,560)	(9,427)	(1,069,946)
Other	(5,970)	13	(2,914)
Net cash used in investing activities	(209,495)	(146,837)	(1,179,592)
Cash flows from financing activities:
Proceeds from borrowings, net of debt discount and issuance costs ($8,521, $22 and $9,187 in fiscal years ended November 30, 2020, 2019 and 2018, respectively)	5,148,636	7,503,576	10,060,449
Repayments of borrowings	(5,411,247)	(8,024,961)	(8,930,165)
Dividends paid	(20,782)	(76,607)	(59,720)
Increase (decrease) in book overdraft	(2,627)	(1,908)	(1,028)
Repurchases of common stock	(3,405)	(15,184)	(65,987)
Proceeds from issuance of common stock	12,913	5,367	4,924
Repurchases of common stock for tax withholdings on equity awards	(15,184)	(7,911)	(6,413)
Settlement of contingent consideration	0	(13,966)	0
Other	0	(107)	(914)
Net cash provided by (used in) financing activities	(291,696)	(631,701)	1,001,146
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,545	(2,265)	(16,969)
Net increase (decrease) in cash, cash equivalents and restricted cash	1,337,721	(230,884)	(94,709)
Cash, cash equivalents and restricted cash at beginning of year	231,149	462,033	556,742
Cash, cash equivalents and restricted cash at end of year	1,568,870	231,149	462,033
Supplemental disclosures of cash flow information:
Interest paid on borrowings	120,896	156,261	88,645
Income taxes paid	179,707	236,493	144,705
Supplemental disclosure of non-cash investing activities:
Fair value of common stock issued for acquisition of Convergys business	0	0	1,017,329
Accrued costs for property and equipment purchases	$ 9,651	$ 10,117	$ 4,186